CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES OF CONTINUING OPERATIONS
Net income	$ 40.7	$ 362.5	$ (397.3)
Adjustments to reconcile net income (loss) to cash (used in) provided by operating activities:
Discontinued operations	(6.6)	(574.0)	(9.1)
Depreciation and amortization	126.6	104.8	93.4
Deferred taxes	(2.0)	108.0	(131.9)
Gain on sale of assets	(173.5)	(3.3)	(1.9)
Stock-based compensation expense	23.4	34.9	31.8
Other non-cash charges	96.4	101.8	91.5
Changes in operating assets and liabilities (net of effects of acquisitions and divestitures):
Trade receivables	(181.2)	(215.1)	293.7
Inventories	(26.1)	(194.2)	448.3
Trade accounts payable	64.6	36.1	(392.8)
Income taxes payable / receivable	74.4	(143.6)	(63.1)
Other assets and liabilities	(56.3)	(213.6)	(64.1)
Other operating activities, net	38.7	(14.4)	60.9
Net cash provided by (used in)operating activities of continuing operations	19.1	(610.1)	(40.6)
INVESTING ACTIVITIES OF CONTINUING OPERATIONS
Capital expenditures	(79.1)	(55.0)	(50.4)
Acquisition of business, net of cash acquired	(1,035.2)	(12.8)	(9.8)
Investments in and advances to affiliates	0	(19.3)	0
Proceeds from disposition of discontinued operations	0.5	1,002.0	0
Investments in derivative securities	(16.1)	(21.1)	0
Proceeds from sale of assets	539.6	10.0	6.1
Other investing activities, net	(2.2)	0	0
Net cash provided by (used in) investing activities of continuing operations	(592.5)	903.8	(54.1)
FINANCING ACTIVITIES OF CONTINUING OPERATIONS
Repayments of debt	(444.2)	(365.5)	(685.0)
Proceeds from issuance of debt	926.7	73.9	1,114.3
Proceeds from issuance of common stock, net	0	0	156.3
Payment of debt issuance costs	(26.6)	(7.8)	(17.2)
Purchase of noncontrolling interest	(6.3)	(12.9)	(1.7)
Distributions to noncontrolling interest	0	(3.4)	(7.1)
Other financing activities, net	4.6	0	(0.8)
Net cash provided by (used in) investing activities of continuing operations	454.2	(315.7)	558.8
CASH FLOWS FROM DISCONTINUED OPERATIONS
Net cash (used in) provided by operating activities of discontinued operations	0	(53.1)	2.9
Net cash provided by (used in) investing activities of discontinued operations	0	0.1	(7.0)
Net cash used in financing activities of discontinued operations	0	0	(0.2)
Net cash used in discontinued operations	0	(53.0)	(4.3)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(0.9)	(2.0)	27.0
Net Increase (Decrease) in Cash and Cash Equivalents	(120.1)	(77.0)	486.8
Cash and Cash Equivalents at Beginning of Period	894.2	971.2	484.4
Cash and Cash Equivalents at End of Period	$ 774.1	$ 894.2	$ 971.2